Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason ETF Investment Trust
Entity Central Index Key	0001645194
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Royce Quant Small-Cap Quality Value ETF
Shareholder Report [Line Items]
Fund Name	Royce Quant Small-Cap Quality Value ETF
Class Name	Royce Quant Small-Cap Quality Value ETF
Trading Symbol	SQLV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Quant Small-Cap Quality Value ETF for the period April 1, 2025, to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Royce Quant Small-Cap Quality Value ETF	$65	0.60%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Royce Quant Small-Cap Quality Value ETF returned 18.14%. The Fund compares its performance to the Russell 2000 Index, which returned 25.72% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Stock selection in the financials and consumer discretionary sectors, as well as an underweight in real estate, contributed most to relative performance.
↑	At the industry level, software (information technology (IT)), insurance (financials), and construction & engineering (industrials) contributed most to relative performance.
↑	At the position level, Argan (industrials), Bel Fuse (IT), and Monte Rosa Therapeutics (health care) contributed most to relative performance.

Top detractors from performance:
↓	Stock selection in the health care, industrials, and communication services sectors detracted most from relative performance.
↓	At the industry level, biotechnology (health care), pharmaceuticals (health care), and metals & mining (materials) detracted most from relative performance.
↓	At the position level, Organon (health care), Accendra Health (health care), and Torrid Holdings (consumer discretionary) detracted most from relative performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	Since Inception (7/12/2017)
Royce Quant Small-Cap Quality Value ETF (NAV)	18.14	5.54	7.96
Russell 3000 Index	18.09	10.87	13.20
Russell 2000 Index	25.72	3.77	8.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 24,255,736
Holdings Count | $ / shares	311
Advisory Fees Paid, Amount	$ 150,234
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$24,255,736
Total Number of Portfolio Holdings	311
Total Management Fee Paid (based on a unitary fee)	$150,234
Portfolio Turnover Rate	57%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of March 31, 2026) Portfolio Composition* (% of Total Investments) [1]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Does not include derivatives, except purchased options, if any.